    SCIOTO INVESTMENT COMPANY, C/O 4561 LANES END ST., COLUMBUS, OHIO 43220
    -----------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS:

         The accompanying Scioto Investment Company unaudited condensed financial statements for the six month periods ended June 30, 1997, 1996 and 1995 have been compiled by management in accordance with the instructions for interim financial reporting of the Securities and Exchange Commission and do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

         These compilations should be read in conjunction with the Company's annual audited financial statements and the notes thereto included in the previously released Annual Reports to shareholders and the Securities and Exchange Commission for the years ended December 31, 1996, 1995 and 1994.

         In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial information have been included herein. A schedule of the portfolio positions as of June 30, 1997 and a summary of the Annual Meeting of Shareholders are included herewith. A schedule of investments as of December 31, 1996 was included in the Company's Annual Report for 1996.

                                     Respectfully submitted,

                                     SCIOTO INVESTMENT COMPANY

                                     Stephen Kellough, Chairman and President

    SCIOTO INVESTMENT COMPANY, C/O 4561 LANES END ST., COLUMBUS, OHIO 43220
    -----------------------------------------------------------------------

            UNAUDITED CONDENSED STATEMENTS OF ASSETS AND LIABILITIES
            --------------------------------------------------------

                                                                  JUNE 30
                                                                  -------
                                                         1997       1996         1995
                                                         ----       ----         ----
ASSETS:

     Investments in tax exempt bonds at
        quoted marked values (amortized cost:
        1997, $7,468,901; 1996, $6,711,366;
        1995, $7,140,106 .........................   $7,468,729   $6,699,363   $7,168,547
     Cash and cash equivalents ...................      102,663    1,143,955      446,992
     Accrued interest receivable .................       46,094       37,489       47,424
     Prepaid expenses ............................          283          283          283
                                                     ----------   ----------   ----------
TOTAL ASSETS .....................................    7,617,769    7,881,090    7,663,246

LIABILITIES:

     Payable for investment purchased ............            0      260,343            0
     Accrued professional, directors' and transfer
     agent fees ..................................       18,921       19,913       37,430
                                                     ----------   ----------   ----------
NET ASSETS (net asset value per common
     share, based upon 447,950 common
     shares outstanding:  1997, $16.96;
     1996, $16.97; 1995, $17.02 ..................   $7,598,848   $7,600,834   $7,625,816
                                                     ==========   ==========   ==========

    SCIOTO INVESTMENT COMPANY, C/O 4561 LANES END ST., COLUMBUS, OHIO 43220
    -----------------------------------------------------------------------

                  UNAUDITED CONDENSED STATEMENTS OF OPERATIONS
                  --------------------------------------------

                                                              FOR THE SIX MONTHS ENDED JUNE 30
                                                              --------------------------------
                                                               1997         1996         1995
                                                               ----         ----         ----
INVESTMENT INCOME - Nontaxable inter-
     est income, net of bond premium
     amortization and discount accretion
     of $14,439 in 1997; $10,957 in 1996;
     and $21,999 in 1995 .................................   $ 156,841    $ 160,057    $ 166,862
                                                             ---------    ---------    ---------
OPERATING EXPENSES:

     Professional services ...............................      34,551       29,731       31,381
     Directors' fees .....................................       4,500        4,500        4,000
     Other expenses ......................................       3,122        6,121        4,953
                                                             ---------    ---------    ---------
TOTAL OPERATING EXPENSES .................................      42,173       40,352       40,334
                                                             ---------    ---------    ---------
NET INVESTMENT INCOME ....................................     114,668      119,705      126,528

NET GAIN (LOSS) ON INVESTMENTS:

     Unrealized appreciation (depreciation of
     investment ..........................................     (20,856)     (55,165)      52,592
                                                             ---------    ---------    ---------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ................................   $  93,812    $  64,540    $ 179,120
                                                             =========    =========    =========

    SCIOTO INVESTMENT COMPANY, C/O 4561 LANES END ST., COLUMBUS, OHIO 43220
    -----------------------------------------------------------------------

             UNAUDITED CONDENSED STATEMENTS OF CHANGES IN NET ASSETS
             -------------------------------------------------------

                                                              FOR THE SIX MONTHS ENDED JUNE 30
                                                              --------------------------------
                                                               1997         1996         1995
                                                               ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:

RESULTING FROM OPERATIONS

     Net investment income ...............   $   114,668    $    19,705    $   126,528
                                             -----------    -----------    -----------
     Unrealized appreciation (depreciation
     of investments ......................       (20,856)       (55,165)        52,592
                                             -----------    -----------    -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ................        93,812         64,540        179,120

DIVIDENDS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME ..................       125,426        116,467        134,385
                                             -----------    -----------    -----------

NET INCREASE (DECREASE) IN
  NET ASSETS .............................       (31,614)       (51,927)        44,735

NET ASSETS, BEGINNING OF PERIOD ..........     7,630,462      7,652,761      7,581,081
                                             -----------    -----------    -----------

NET ASSETS, END OF PERIOD, including
  undistributed net investment income of
  $174,414, $188,385, and $171,543
  respectively ...........................   $ 7,598,848    $ 7,600,834    $ 7,625,816
                                             ===========    ===========    ===========

                                THE OHIO COMPANY
                              ACCOUNT STATEMENT FOR
                              SCIOTO INVESTMENT CO.
                           PERIOD ENDING JUNE 30, 1997





-----------------------------------------------------------------------------------------------------------------------------------
                               PORTFOLIO POSITIONS
-----------------------------------------------------------------------------------------------------------------------------------
                             NON-TAXABLE INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     SYMBOL                                  CURRENT       EST
                                                                       OR          MARKET         MARKET      YIELD       ANNUAL
QUANTITY     DESCRIPTION                                             CUSIP         PRICE          VALUE        (%)        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES
-----------------------------------------------------------------------------------------------------------------------------------
150,000  BELMONT CO OHIO VAR PURP            3.55%    12/01/97    080257-DL-9      99.869        149,804       3.55         5,325
150,000  BLUE ASH OHIO LTGO-RD IMPT          4.45%    11/01/97    095239-FR-5     100.242        150,363       4.44         6,675
115,000  CANTON OH WTRWKS SYS IMPT           5.00%    12/01/98    138429-FA-8     101.332        116,532       4.93         5,750
300,000  CLERMONT CO OH HOSP FACS-B          4.85%    09/01/00    185705-EE-6     101.198        303,594       4.79        14,550
300,000  COLUMBUS OHIO RFDG-C B/E/0          4.55%    09/15/99    199489-Y6-6     100.813        302,439       4.51        13,650
300,000  COLUMBUS OH CSD RFDG B/E            4.45%    12/01/98    199507-UJ-1     100.576        301,728       4.42        13,350
300,000  CUYAHOGA CO OHIO LTGO B/E           4.10%    11/15/98    232237-5C-7     100.170        300,510       4.09        12,300
250,000  DELAWARE CO OHIO LTGO B/E           4.45%    12/01/97    245869-AG-7     100.228        250,570       4.44        11.125
200,000  DUBLIN OH LSD UT                   7 1/8%    12/01/00    263715-EH-3     108.519        217,038       6.57        14,250
500,00   DUBLIN OH CSD UT GO BDS             4.65%    12/01/97    26371G-BB-5     100.334        501,670       4.63        23,250
150,000  DUBLIN OH CSD UT GO BDS            5 1/4%    12/01/00    26371G-BB-9     102.772        154,158       5.11         7,875
100,000  FLAT ROK MICH. I.D.R.              5 3/8%    09/01/97    338647-AQ-3     100.214        100,214       5.36         5,375
100,000  GRANDVIEW HTS OH CSD BED           7 1/2%    12/01/97    386694-BM-4     101.516        101,516       7.39         7,500
125,000  HAMILTON CO OHIO SWR SYS-A          6.40%    12/01/05    407288-HS-1     108.791        135,989       5.88         8,000
400,000  HILLIARD OH CSD SER A B/E           3.90%    12/01/98    431621-EJ-6      99.888        399,552       3.90        15,600
300,000  HILLIARD OH CSD SER A B/E           4.00%    12/01/99    431621-EK-3      99.517        298,551       4.02        12,000
160,000  LUCAS CO. OH. IMP. REV. BD 5       5 1/4%    02/01/98    549307-AA-4     100.145        160,232       5.24         8,400
100,000  MARIETTA OHIO WATER REV             4.30%    12/01/98    567796-AB-3     100.397        100,397       4.28         4,300
200,000  MONTGOMERY CNTY OHIO                5.30%    12/01/98    613478-CE-4     101.703        203,406       5.21        10,600
100,000  MONTGOMERY CO OH WASTE B/E          4.10%    11/01/98    613551-AC-4     100.087        100,087       4.10         4,100
100,000  NAPOLEON OHIO CSD B/E/O             4.15%    12/01/00    630684-CP-1      99.713         99,713       4.16         4,150
700,000  OH ST FACS VERN RIFFE - A              4%    10/01/98    67755A-CV-3     100.105        700,735       4.00        28,000
400,000  OHIO ST HIGHER ED SER II-A          5.30%    12/01/97    677597-GG-5     100.608        402,432       5.27        21,200
150,000  OTTAWA COUNTY OHIO                  4.70%    12/01/97    689235-HN-1     100.333        150,500       4.68         7,050
300,000  SPRINGBORO CMNTY CSD OHIO           3.80%    12/01/98    85022K-AV-2      99.681        299,043       3.81        11,400
250,000  SPRINGFIELD OH LSD IMPT UT         6 1/8%    12/01/98    851188-DH-2     103.091        257,728       5.94        15,313
200,000  TOLEDO OHIO WTRWKS REV B/E         4 1/4%    11/15/98    889396-HD-2     100.170        200,340       4.24         8,500
600,000  UPPER ARLINGTON OH CSD              3.80%    12/01/98    915506-HQ-5      99.681        598,086       3.81        22,800
200,000  WESTERVILLE OHIO CSD               4 1/4%    12/01/98    960028-JS-8     100.328        200,656       4.24         8,500
200,000  YOUNGSTONW OHIO IMPT                7.00%    12/01/99    987643-QZ-9     105.573        211,146       6.63        14,000
                                                                                              ----------                 --------
         TOTAL                                                                                $7,468.729                 $344,888
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NON-TAXABLE INVESTMENTS                                                                 $7,468,729                 $344,888
----------------------------------------------------------------------------------------------------------------------------------

SUMMARY OF ANNUAL MEETING OF SHAREHOLDERS

     The Company held its 1997 Annual Meeting of Shareholders June 11, 1997. At the meeting, shareholders present, in person and by proxy, were as follows: of the 108,800 Class A common shares outstanding (one vote per share), a total of 83,559 were represented; and of the 339,150 Class B common shares outstanding (ten votes per share) all 339,150 were represented; therefore, 422,709 of the common shares representing approximately 99.3% of the total voting power of the Company were represented at the meeting.

     A resolution fixing the number of Directors at six passed with 3,474,699 votes FOR the resolution, 250 votes AGAINST, and 110 votes ABSTAINING.

     The following persons were elected as members of the Company's Board of Directors to serve until the annual meeting following their election or until their successors are duly elected and qualified. Each person received the number of votes for or the number of votes with authority withheld indicated below.

Name                                           Votes For      Votes Withheld
----                                           ---------      --------------
Stephen Kellough                               3,475,059                 0

Marilyn Brown Kellough                         3,475,059                 0

Donald C. Fanta                                3,475,059                 0

Arthur D. Herrmann                             3,475,059                 0

Brooks P. Julian                               3,475,059                 0

John Josephson                                 3,475,059                 0

Kent K. Rinker                                 3,475,059                 0

     A resolution to ratify the selection of Deloitte & Touche LLP as independent accountants for the Company for the 1997 fiscal year passed with 3,474,809 votes FOR, 250 votes AGAINST, and no votes to ABSTAIN.